Note 10 - a) Financing, Long-term debt, Annual interest rates on long-term debt (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Foreign currency:
6% or less	$ 29,344	$ 21,900
Over 6% to 8%	7,088	6,285
Over 8% to 10%	1,195	1,219
Over 10% to 12%	36	33
Over 12%	261	97
Foreign Currency, Total	37,924	29,534
Local Currency:
6% or less	4,054	2,426
Over 6% to 8%	16,217	17,932
Over 8% to 10%	1,093	592
Over 10% to 12%	522	9,759
Over 12%	7,718	228
Local Currency, Total	29,604	30,937
Total	$ 67,528	$ 60,471